Note 9 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Forfeited (in shares) | shares	(500)
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 48.42
Non-vested (in shares) | shares	92,893
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 50.73
Restricted Stock [Member]
Non-vested (in shares) | shares	93,393
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 50.72
Granted (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0